                                                                   American Life


                             SEPARATE ACCOUNT NO. 2

                                 ANNUAL REPORT

                                       &

                               ANNUAL REPORTS OF

                    MUTUAL OF AMERICA INVESTMENT CORPORATION

                     SCUDDER VARIABLE LIFE INVESTMENT FUND

                 AMERICAN CENTURY VP CAPITAL APPRECIATION FUND

                CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO

           FIDELITY INVESTMENTS(R) VARIABLE INSURANCE PRODUCTS FUND:
                            EQUITY-INCOME PORTFOLIO

          FIDELITY INVESTMENTS(R) VARIABLE INSURANCE PRODUCTS FUND II:
                    CONTRAFUND AND ASSET MANAGER PORTFOLIOS


                               DECEMBER 31, 1997

   This report is not to be construed as an offering for sale of any Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                            SEPARATE ACCOUNT NO. 2
                                 ANNUAL REPORT
                               DECEMBER 31, 1997

Dear Policyowner:

  We are pleased to send you the 1997 Annual Report of American Life's Separate Account No. 2. This Account, which commenced operations in late 1993, is an investment vehicle for owners of our Individual Retirement Annuity and Flexible Premium Annuity contracts. Separate Account No. 2 consists of sixteen distinct funds. Each invests in shares of one of eight funds of Mutual of America Investment Corporation (the "Investment Company"): the Money Market, All America, Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Funds; three portfolios of Scudder Variable Life Investment Fund ("Scudder"): the Bond, Capital Growth and International Portfolios; the VP Capital Appreciation Fund (formerly TCI Growth) of American Century Variable Portfolios, Inc. ("American Century"); the Balanced Portfolio of Acacia Capital Corporation's Calvert Responsibly Invested Portfolios ("Calvert"); the Equity-Income Portfolio of Fidelity Investments Variable Insurance Products Fund ("Fidelity VIP"); and the Contrafund and Asset Manager Portfolios of Fidelity Investments Variable Insurance Products Fund II ("Fidelity VIP II").

  Each of the funds of Separate Account No. 2 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert, portfolio of Fidelity VIP and portfolio of Fidelity VIP II. The investment results of each of the funds of Separate Account No. 2 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert, Fidelity VIP and Fidelity VIP II.

  The Separate Account funds invest in funds and portfolios which have the following investment objectives:

  THE INVESTMENT COMPANY MONEY MARKET FUND: This Fund seeks to obtain high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

  THE INVESTMENT COMPANY ALL AMERICA FUND: The investment objective for approximately 60% of the assets of this Fund (the "Indexed Assets") is to provide investment results that, to the extent practical, correspond to the performance of the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500"). The Indexed Assets are invested in the same manner as the Equity Index Fund described below. The investment objective for the remaining approximately 40% of the assets (the "Active Assets") is to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of securities that may include common stocks, securities convertible into common stocks, bonds and money market instruments.

  THE INVESTMENT COMPANY EQUITY INDEX FUND: This Fund seeks to duplicate, as closely as possible, the investment performance of the S&P 500 by investing in approximately 500 publicly traded stocks that comprise the S&P 500 ("Standard & Poor's 500", "S&P" and "S&P 500" are trademarks of Standard & Poor's Corporation).

  THE INVESTMENT COMPANY BOND FUND: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds.

  THE INVESTMENT COMPANY SHORT-TERM BOND FUND: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds with an average maturity of one to three years.

  THE INVESTMENT COMPANY MID-TERM BOND FUND: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds with an average maturity of three to seven years.

  THE INVESTMENT COMPANY COMPOSITE FUND: This Fund seeks a high total rate of return on investments, through both appreciation of capital and current income, through investments in a diversified portfolio of common stocks, bonds and money market instruments.

  THE INVESTMENT COMPANY AGGRESSIVE EQUITY FUND: The investment objective for approximately half of the assets of the Fund is to achieve capital appreciation by investing in companies believed to possess above-average growth potential.

                                       I

Growth can be in the areas of earnings or gross sales which can be measured in either dollars or in unit volume. The investment objective for the other half of the assets of the Fund is to achieve capital appreciation by investing in companies believed to possess valuable assets or whose securities are undervalued in the marketplace in relation to factors such as a company's assets, earnings or growth potential.

  THE SCUDDER BOND PORTFOLIO: This Portfolio seeks a high level of income consistent with the prudent investment of capital through a flexible investment program emphasizing high-grade bonds.

  THE SCUDDER CAPITAL GROWTH PORTFOLIO: This Portfolio seeks to maximize long-term capital growth by investing primarily in common stocks of medium-to-large sized U.S. companies. The Portfolio seeks to keep the value of its shares more stable than other capital growth mututal funds. While current income is not a stated objective of the Portfolio, many of the Portfolio's securities may provide regular dividends, which are also expected to grow over time.

  THE SCUDDER INTERNATIONAL PORTFOLIO: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities.

  THE VP CAPITAL APPRECIATION FUND: This Fund seeks capital growth over time by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. (Prior to May 1, 1997, this Fund was known as TCI Growth Fund).

  THE CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO: This Portfolio seeks a total return above the rate of inflation through an actively managed portfolio of stocks, bonds and money market instruments selected with a concern for the social impact of each investment. (As of January 1, 1998, the name was changed to Calvert Social Balanced Portfolio).

  THE FIDELITY VIP EQUITY-INCOME PORTFOLIO: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities, while considering the potential for capital appreciation. The Portfolio also seeks to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500.

  THE FIDELITY VIP II CONTRAFUND PORTFOLIO: This Portfolio seeks long-term capital appreciation by investing primarily in a broad variety of common stocks using both growth-oriented and contrarian disciplines.

  THE FIDELITY VIP II ASSET MANAGER PORTFOLIO: This Portfolio seeks high long-term return with reduced risk by using a broadly diversified mix of stocks, bonds and short-term fixed-income investments.

  For the year ended December 31, 1997, the following total returns were experienced in these sixteen Separate Account funds:

     Investment Company Money Market Fund(1)..........................   +  3.9%
     Investment Company All America Fund..............................   + 24.9%
     Investment Company Equity Index Fund.............................   + 31.1%
     Investment Company Bond Fund.....................................   +  8.8%
     Investment Company Short-Term Bond Fund..........................   +  4.4%
     Investment Company Mid-Term Bond Fund............................   +  5.7%
     Investment Company Composite Fund................................   + 15.9%
     Investment Company Aggressive Equity Fund........................   + 19.4%
     Scudder Bond Fund................................................   +  7.4%
     Scudder Capital Growth Fund......................................   + 33.7%
     Scudder International Fund.......................................   +  7.4%
     American Century VP Capital Appreciation Fund....................   -  4.5%
     Calvert Responsibly Invested Balanced Fund.......................   + 18.3%
     Fidelity VIP Equity-Income Fund..................................   + 26.3%
     Fidelity VIP II Contrafund.......................................   + 22.4%
     Fidelity VIP II Asset Manager Fund...............................   + 18.9%

    -------
(1) The current seven-day net annualized yield as of 2/17/98 was 4.15% and is not necessarily indicative of future actual yields.

  Total return is equal to the changes in the value of a unit of participation in a fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century,

                                      II

Calvert or Fidelity during the indicated period. Results are net of all charges, including a monthly service charge (assessed against an average account balance for all individually allocated contracts) based upon a hypothetical $1,000 invested at the beginning of the period. These returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

  This report includes financial statements for each fund of Separate Account No. 2. Following this report are the financial statements for each similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP and VIP II.

  I hope you will find this report helpful and informative.

                                      Sincerely,

                                      /s/ Manfred Altstadt

                                      Manfred Altstadt
                                      Senior Executive Vice President
                                      and Chief Financial Officer,
                                      The American Life Insurance Company of
                                       New York

                                      III

                                    CONTENTS

                                                                          PAGE
                                                                          ----
ANNUAL REPORT OF AMERICAN LIFE SEPARATE ACCOUNT NO. 2....................   I
 Statement of Assets and Liabilities.....................................   V
 Statement of Operations................................................. VII
 Statements of Changes in Net Assets.....................................  IX
 Notes to Financial Statements........................................... XII
 Report of Independent Public Accountants................................ XVI
ANNUAL REPORT OF MUTUAL OF AMERICA INVESTMENT CORPORATION................   1
 President's Message.....................................................   1
 Portfolio Management Discussions........................................   2
 Portfolio of Investments in Securities:
   Money Market Fund.....................................................   9
   All America Fund......................................................  10
   Equity Index Fund.....................................................  19
   Bond Fund.............................................................  25
   Short-Term Bond Fund..................................................  28
   Mid-Term Bond Fund....................................................  30
   Composite Fund........................................................  32
   Aggressive Equity Fund................................................  36
Statement of Assets and Liabilities......................................  39
Statement of Operations..................................................  40
Statements of Changes in Net Assets......................................  41
Financial Highlights.....................................................  43
Notes to Financial Statements............................................  49
Report of Independent Public Accountants.................................  54
ANNUAL REPORT OF SCUDDER VARIABLE LIFE INVESTMENT FUND
ANNUAL REPORT OF VP CAPITAL APPRECIATION FUND OF AMERICAN CENTURY
 VARIABLE PORTFOLIOS, INC.
ANNUAL REPORT OF CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO OF
 ACACIA CAPITAL CORPORATION
ANNUAL REPORT OF FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:
 EQUITY-INCOME PORTFOLIO
ANNUAL REPORT OF FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND
 II: CONTRAFUND PORTFOLIO
ANNUAL REPORT OF FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND
 II: ASSET MANAGER PORTFOLIO

                                       IV

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997

                                                    INVESTMENT COMPANY
                                     ------------------------------------------------
                                     MONEY MARKET ALL AMERICA EQUITY INDEX    BOND
                                         FUND        FUND         FUND        FUND
                                     ------------ ----------- ------------ ----------
Assets:
Investments in Mutual of America
 Investment Corporation at
 market value
 (Cost:
 Money Market Fund --     $182,518
 All America Fund --    $5,832,577
 Equity Index Fund --   $5,064,845
 Bond Fund --             $919,962)
 (Notes 1 and 2)..................     $175,683   $6,204,754   $5,611,917  $  900,849
Due From (To) General Account.....        1,022        6,395       20,085       2,655
                                       --------   ----------   ----------  ----------
Net Assets........................     $176,705   $6,211,149   $5,632,002  $  903,504
                                       ========   ==========   ==========  ==========
Unit Value at December 31, 1997
 (Note 5).........................        $1.95        $6.76        $2.26       $3.00
                                          =====        =====        =====       =====
Number of Units Outstanding at
 December 31, 1997 (Note 5).......       90,542      919,295    2,496,288     301,512
                                       ========   ==========   ==========  ==========
                                                    INVESTMENT COMPANY
                                     ------------------------------------------------
                                                                           AGGRESSIVE
                                      SHORT-TERM   MID-TERM    COMPOSITE     EQUITY
                                      BOND FUND    BOND FUND      FUND        FUND
                                     ------------ ----------- ------------ ----------
Assets:
Investments in Mutual of America
 Investment Corporation at
 market value
 (Cost:
 Short-Term Bond Fund --   $29,896
 Mid-Term Bond Fund --     $66,446
 Composite Fund --      $3,202,469
 Aggressive Equity Fund --
                        $4,931,300)
 (Notes 1 and 2)..................     $ 28,900   $   61,337   $2,804,213  $4,927,701
Due From (To) General Account,....          128          388        1,505         (14)
                                       --------   ----------   ----------  ----------
Net Assets........................     $ 29,028   $   61,725   $2,805,718  $4,927,687
                                       ========   ==========   ==========  ==========
Unit Value at December 31, 1997
 (Note 5).........................        $1.19        $1.26        $4.36       $2.15
                                          =====        =====        =====       =====
Number of Units Outstanding at
 December 31, 1997 (Note 5).......       24,344       49,001      643,537   2,289,562
                                       ========   ==========   ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                       V

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997

                                                                             AMERICAN
                                                      SCUDDER                CENTURY
                                          -------------------------------- ------------
                                                   CAPITAL                  VP CAPITAL
                                           BOND     GROWTH   INTERNATIONAL APPRECIATION
                                           FUND      FUND        FUND          FUND
                                          ------- ---------- ------------- ------------
Assets:
Investments in Scudder Portfolios and
 American Century VP Capital
 Appreciation Fund at market value
 (Cost:
 Scudder Bond Fund --            $95,240
 Scudder Capital Growth Fund --
                              $4,294,200
 Scudder International Fund --
                              $1,490,322
 American Century VP
  Capital Appreciation Fund --  $528,932)
 (Notes 1 and 2)........................  $97,540 $4,731,009  $1,500,620     $486,885
Due From (To) General Account...........      503      7,217    (369,959)       1,970
                                          ------- ----------  ----------     --------
Net Assets..............................  $98,043 $4,738,226  $1,130,661     $488,855
                                          ======= ==========  ==========     ========
Unit Value at December 31, 1997 (Note
 5).....................................   $12.37     $29.64      $14.46       $11.04
                                           ======     ======      ======       ======
Number of Units Outstanding at December
 31, 1997 (Note 5)......................    7,927    159,853      78,166       44,293
                                          ======= ==========  ==========     ========

                                               CALVERT                FIDELITY
                                             ----------- -------------------------------------
                                                            VIP        VIP II       VIP II
                                             RESPONSIBLY  EQUITY-
                                              INVESTED     INCOME      CONTRA    ASSET MANAGER
                                                FUND        FUND        FUND         FUND
                                             ----------- ----------  ----------  -------------
Assets:
Investments in Calvert Responsibly Invested
 Portfolio and Fidelity Portfolios at market
 value
 (Cost:
 Calvert Responsibly Invested Fund --
                                $478,377
 VIP Equity-Income Fund --    $2,255,545
 VIP II Contra Fund --        $3,576,502
 VIP II Asset Manager Fund -- $1,232,639)
 (Notes 1 and 2)............................  $511,634   $2,626,934  $4,329,466   $1,366,985
Due From (To) General Account...............     2,498      (10,380)     (1,571)       9,680
                                              --------   ----------  ----------   ----------
Net Assets..................................  $514,132   $2,616,554  $4,327,895   $1,376,665
                                              ========   ==========  ==========   ==========
Unit Value at December 31, 1997 (Note 5)....     $2.65       $27.77      $20.36       $21.14
                                                 =====       ======      ======       ======
Number of Units Outstanding at December 31,
 1997 (Note 5)..............................   194,166       94,213     212,606       65,125
                                              ========   ==========  ==========   ==========

   The accompanying notes are an integral part of these financial statements.

                                       VI

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                              INVESTMENT COMPANY
                               -------------------------------------------------
                               MONEY MARKET ALL AMERICA EQUITY INDEX    BOND
                                   FUND        FUND         FUND        FUND
                               ------------ ----------- ------------ -----------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends...................    $10,948     $ 760,232   $ 116,246    $  57,855
                                 -------     ---------   ---------    ---------
Total Income.................     10,948       760,232     116,246       57,855
                                 -------     ---------   ---------    ---------
Expenses (Note 3):
 Fees........................      1,893        59,087      45,855        9,983
 Administrative Expenses.....        752         7,024       3,605        1,418
                                 -------     ---------   ---------    ---------
Total Expenses...............      2,645        66,111      49,460       11,401
                                 -------     ---------   ---------    ---------
Net Investment Income (loss).      8,303       694,121      66,786       46,454
                                 -------     ---------   ---------    ---------
Net Realized and Unrealized
 Gain (Loss) on Investments
 (Note 1):...................
 Net realized gain (loss) on
  investments................         22       100,040     210,401      (15,444)
 Net unrealized appreciation
  (depreciation) of
  investments................     (2,891)      170,608     524,908       32,882
                                 -------     ---------   ---------    ---------
Net Realized and Unrealized
 Gain (Loss) on Investments..     (2,869)      270,648     735,309       17,438
                                 -------     ---------   ---------    ---------
Net Increase (Decrease) in
 Net Assets Resulting from
 Operations..................    $ 5,434     $ 964,769   $ 802,095    $  63,892
                                 =======     =========   =========    =========
                                              INVESTMENT COMPANY
                               -------------------------------------------------
                                SHORT-TERM   MID-TERM    COMPOSITE   AGGRESSIVE
                                BOND FUND    BOND FUND      FUND     EQUITY FUND
                               ------------ ----------- ------------ -----------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends...................    $ 1,815     $   3,771   $ 621,108    $ 490,328
                                 -------     ---------   ---------    ---------
Total income.................      1,815         3,771     621,108      490,328
                                 -------     ---------   ---------    ---------
Expenses (Note 3):
 Fees........................        309         1,450      27,363       49,755
 Administrative Expenses.....        139           228       3,787        2,257
                                 -------     ---------   ---------    ---------
Total Expenses...............        448         1,678      31,150       52,012
                                 -------     ---------   ---------    ---------
Net Investment Income (Loss).      1,367         2,093     589,958      438,316
                                 -------     ---------   ---------    ---------
Net Realized and Unrealized
 Gain (Loss) on Investments
 (Note 1):...................
 Net realized gain (loss) on
  investments................         24       (34,118)      6,592      130,789
 Net unrealized appreciation
  (depreciation) of
  investments................       (388)       35,334    (267,950)      54,244
                                 -------     ---------   ---------    ---------
Net Realized and Unrealized
 Gain (Loss) on Investments..       (364)        1,216    (261,358)     185,033
                                 -------     ---------   ---------    ---------
Net Increase (Decrease) in
 Net Assets Resulting from
 Operations..................    $ 1,003     $   3,309   $ 328,600    $ 623,349
                                 =======     =========   =========    =========

   The accompanying notes are an integral part of these financial statements.

                                      VII

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                    AMERICAN
                                          SCUDDER                    CENTURY
                          --------------------------------------- -------------
                                         CAPITAL                   VP CAPITAL
                             BOND        GROWTH     INTERNATIONAL APPRECIATION
                             FUND         FUND          FUND          FUND
                          ----------- ------------- ------------- -------------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends...............   $ 3,541     $145,377      $ 17,852      $ 14,033
                            -------     --------      --------      --------
Total income.............     3,541      145,377        17,852        14,033
                            -------     --------      --------      --------
Expenses (Note 3):
 Fees....................       734       35,461        12,751         6,525
 Administrative Expenses.       599        1,537           309           211
                            -------     --------      --------      --------
Total Expenses...........     1,333       36,998        13,060         6,736
                            -------     --------      --------      --------
Net Investment Income
 (Loss)..................     2,208      108,379         4,792         7,297
                            -------     --------      --------      --------
Net Realized and
 Unrealized Gain (Loss)
 on Investments (Note 1):
 Net realized gain (loss)
  on investments.........       285      281,436       114,508       (22,217)
 Net unrealized
  appreciation
  (depreciation) of
  investments............     2,025      271,584       (23,785)        7,089
                            -------     --------      --------      --------
Net Realized and
 Unrealized Gain (Loss)
 on Investments..........     2,310      553,020        90,723       (15,128)
                            -------     --------      --------      --------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........   $ 4,518     $661,399      $ 95,515      $ (7,831)
                            =======     ========      ========      ========
                            CALVERT                   FIDELITY
                          ----------- -----------------------------------------
                          RESPONSIBLY      VIP         VIP II        VIP II
                           INVESTED   EQUITY-INCOME    CONTRA     ASSET MANAGER
                             FUND         FUND          FUND          FUND
                          ----------- ------------- ------------- -------------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends...............   $35,586     $147,393      $ 87,685      $ 82,858
                            -------     --------      --------      --------
Total income.............    35,586      147,393        87,685        82,858
                            -------     --------      --------      --------
Expenses (Note 3):
 Fees....................     4,631       23,891        40,155        11,510
 Administrative Expenses.       938        4,274         2,788         1,403
                            -------     --------      --------      --------
Total Expenses...........     5,569       28,165        42,943        12,913
                            -------     --------      --------      --------
Net Investment Income
 (Loss)..................    30,017      119,228        44,742        69,945
                            -------     --------      --------      --------
Net Realized and
 Unrealized Gain (Loss)
 on Investments (Note 1):
 Net realized gain (loss)
  on investments.........     3,585       67,484       111,794         5,525
 Net unrealized
  appreciation
  (depreciation) of
  investments............    27,151      260,021       462,114        86,433
                            -------     --------      --------      --------
Net Realized and
 Unrealized Gain (Loss)
 on Investments..........    30,736      327,505       573,908        91,958
                            -------     --------      --------      --------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........   $60,753     $446,733      $618,650      $161,903
                            =======     ========      ========      ========

   The accompanying notes are an integral part of these financial statements.

                                      VIII

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31,

                                                INVESTMENT COMPANY
                          --------------------------------------------------------------------
                             MONEY MARKET         ALL AMERICA FUND        EQUITY INDEX FUND
                          --------------------  ----------------------  ----------------------
                            1997       1996        1997        1996        1997        1996
                          ---------  ---------  ----------  ----------  ----------  ----------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................  $   8,303  $   1,708  $  694,121  $  123,170  $   66,786  $   35,099
 Net realized gain
  (loss) on investments.         22       (639)    100,040     131,267     210,401      82,968
 Net unrealized
  appreciation
  (depreciation)
  of investments........     (2,891)       812     170,608     158,864     524,908      10,360
                          ---------  ---------  ----------  ----------  ----------  ----------
Net Increase (Decrease)
 in net assets resulting
 from operations........      5,434      1,881     964,769     413,301     802,095     128,427
                          ---------  ---------  ----------  ----------  ----------  ----------
From Unit Transactions:
 Contributions..........     83,909    181,254   1,823,327   1,923,323   2,404,743   1,006,616
 Withdrawals............    (21,211)  (105,802)   (456,949)   (467,717)   (255,564)   (601,063)
 Net Transfers..........    (15,293)   (66,628)    527,066     399,364   1,207,296     466,940
                          ---------  ---------  ----------  ----------  ----------  ----------
Net Increase (Decrease)
 from unit transactions.     47,405      8,824   1,893,444   1,854,970   3,356,475     872,493
                          ---------  ---------  ----------  ----------  ----------  ----------
Net Increase (Decrease)
 in Net Assets..........     52,839     10,705   2,858,213   2,268,271   4,158,570   1,000,920
Net Assets:
Beginning of Year.......    123,866    113,161   3,352,936   1,084,665   1,473,432     472,512
                          ---------  ---------  ----------  ----------  ----------  ----------
End of Year.............  $ 176,705  $ 123,866  $6,211,149  $3,352,936  $5,632,002  $1,473,432
                          =========  =========  ==========  ==========  ==========  ==========
                                                INVESTMENT COMPANY
                          --------------------------------------------------------------------
                                                     SHORT-TERM               MID-TERM
                               BOND FUND              BOND FUND               BOND FUND
                          --------------------  ----------------------  ----------------------
                            1997       1996        1997        1996        1997        1996
                          ---------  ---------  ----------  ----------  ----------  ----------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................  $  46,454  $  50,654  $    1,367  $      544  $    2,093  $   40,162
 Net realized gain
  (loss) on investments.    (15,444)       561          24          13     (34,118)       (136)
 Net unrealized
  appreciation
  (depreciation)
  of investments........     32,882    (52,401)       (388)       (480)     35,334     (39,780)
                          ---------  ---------  ----------  ----------  ----------  ----------
Net Increase (Decrease)
 in net assets resulting
 from operations........     63,892     (1,186)      1,003          77       3,309         246
                          ---------  ---------  ----------  ----------  ----------  ----------
From Unit Transactions:
 Contributions..........    249,039    666,539      14,842      15,543      18,408      27,912
 Withdrawals............    (55,507)  (115,522)     (1,270)     (1,474)    (79,572)    (20,124)
 Net Transfers..........   (256,192)   176,333      (5,813)        294    (190,378)    280,396
                          ---------  ---------  ----------  ----------  ----------  ----------
Net Increase (Decrease)
 from unit transactions.    (62,660)   727,350       7,759      14,363    (251,542)    288,184
                          ---------  ---------  ----------  ----------  ----------  ----------
Net Increase (Decrease)
 in Net Assets..........      1,232    726,164       8,762      14,440    (248,233)    288,430
Net Assets:
Beginning of Year.......    902,272    176,108      20,266       5,826     309,958      21,528
                          ---------  ---------  ----------  ----------  ----------  ----------
End of Year.............  $ 903,504  $ 902,272  $   29,028  $   20,266  $   61,725  $  309,958
                          =========  =========  ==========  ==========  ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                       IX

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31,

                                           INVESTMENT COMPANY
                              ------------------------------------------------
                                 COMPOSITE FUND       AGGRESSIVE EQUITY FUND
                              ----------------------  ------------------------
                                 1997        1996        1997         1996
                              ----------  ----------  -----------  -----------
Increase (Decrease) in Net
 Assets:
From Operations:
 Net investment income
  (loss)..................... $  589,958  $  189,648  $   438,316  $   340,535
 Net realized gain (loss) on
  investments................      6,592     (10,035)     130,789      113,218
 Net unrealized appreciation
  (depreciation) of
  investments................   (267,950)    (69,001)      54,244      (71,005)
                              ----------  ----------  -----------  -----------
Net Increase (Decrease) in
 net assets resulting from
 operations..................    328,600     110,612      623,349      382,748
                              ----------  ----------  -----------  -----------
From Unit Transactions:
 Contributions...............    882,737     957,159    1,846,599    1,334,514
 Withdrawals.................   (182,378)   (394,678)    (278,875)      13,683
 Net Transfers...............     65,188      81,515      243,989      (97,433)
                              ----------  ----------  -----------  -----------
Net Increase (Decrease) from
 unit transactions...........    765,547     643,996    1,811,713    1,250,764
                              ----------  ----------  -----------  -----------
Net Increase (Decrease) in
 Net Assets..................  1,094,147     754,608    2,435,062    1,633,512
Net Assets:
Beginning of Year............  1,711,571     956,963    2,492,625      859,113
                              ----------  ----------  -----------  -----------
End of Year.................. $2,805,718  $1,711,571  $ 4,927,687  $ 2,492,625
                              ==========  ==========  ===========  ===========

                                                    SCUDDER
                          -----------------------------------------------------------------
                              BOND FUND        CAPITAL GROWTH FUND     INTERNATIONAL FUND
                          ------------------  ----------------------  ---------------------
                            1997      1996       1997        1996        1997       1996
                          --------  --------  ----------  ----------  ----------  ---------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................  $  2,208  $  1,841  $  108,379  $   65,921  $    4,792  $   2,996
 Net realized gain
  (loss) on investments.       285      (844)    281,436      41,159     114,508     43,909
 Net unrealized
  appreciation
  (depreciation) of
  investments...........     2,025      (511)    271,584      86,006     (23,785)    24,939
                          --------  --------  ----------  ----------  ----------  ---------
Net Increase (Decrease)
 in net assets resulting
 from operations........     4,518       486     661,399     193,086      95,515     71,844
                          --------  --------  ----------  ----------  ----------  ---------
From Unit Transactions:
 Contributions..........    58,335    36,598   1,686,187     774,932     408,312    325,676
 Withdrawals............   (18,824)  (28,324)   (318,095)   (338,868)   (110,707)  (187,224)
 Net Transfers..........     9,512     8,527   1,080,629     209,415    (204,358)   381,535
                          --------  --------  ----------  ----------  ----------  ---------
Net Increase (Decrease)
 from unit transactions.    49,023    16,801   2,448,721     645,479      93,247    519,987
                          --------  --------  ----------  ----------  ----------  ---------
Net Increase (Decrease)
 in Net Assets..........    53,541    17,287   3,110,120     838,565     188,762    591,831
Net Assets:
Beginning of Year.......    44,502    27,215   1,628,106     789,541     941,899    350,068
                          --------  --------  ----------  ----------  ----------  ---------
End of Year.............  $ 98,043  $ 44,502  $4,738,226  $1,628,106  $1,130,661  $ 941,899
                          ========  ========  ==========  ==========  ==========  =========

   The accompanying notes are an integral part of these financial statements.

                                       X

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31,

                                        AMERICAN CENTURY          CALVERT
                                       --------------------  ------------------
                                           VP CAPITAL           RESPONSIBLY
                                        APPRECIATION FUND      INVESTED FUND
                                       --------------------  ------------------
                                         1997       1996       1997      1996
                                       ---------  ---------  --------  --------
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income (loss)........  $   7,297  $  72,186  $ 30,017  $ 14,195
 Net realized gain (loss) on
  investments........................    (22,217)   (24,573)    3,585    19,117
 Net Unrealized appreciation
  (depreciation) of investments......      7,089    (76,750)   27,151   (14,038)
                                       ---------  ---------  --------  --------
Net Increase (Decrease) in net assets
 resulting from operations...........     (7,831)   (29,137)   60,753    19,274
                                       ---------  ---------  --------  --------
From Unit Transactions:
 Contributions.......................    163,525    563,738   208,235   146,610
 Withdrawals.........................    (84,674)  (154,878)  (31,570)  (34,382)
 Net Transfers.......................   (362,546)  (288,819)   52,146     1,935
                                       ---------  ---------  --------  --------
Net Increase (Decrease) from unit
 transactions........................   (283,695)   120,041   228,811   114,163
                                       ---------  ---------  --------  --------
Net Increase (Decrease) in Net
 Assets..............................   (291,526)    90,904   289,564   133,437
Net Assets:
Beginning of Year....................    780,381    689,477   224,568    91,131
                                       ---------  ---------  --------  --------
End of Year..........................  $ 488,855  $ 780,381  $514,132  $224,568
                                       =========  =========  ========  ========

                                                     FIDELITY
                          --------------------------------------------------------------------
                                   VIP                   VIP II                 VIP II
                              EQUITY-INCOME              CONTRA              ASSET MANAGER
                                  FUND                    FUND                   FUND
                          ----------------------  ----------------------  --------------------
                             1997        1996        1997        1996        1997       1996
                          ----------  ----------  ----------  ----------  ----------  --------
Increase (Decrease) in
 Net Assets:
From Operations:
Net investment income
 (loss).................  $  119,228  $   13,554  $   44,742  $  (15,320) $   69,945  $  5,594
Net realized gain (loss)
 on investments.........      67,484      20,214     111,794      21,162       5,525     1,185
Net Unrealized
 appreciation
 (depreciation) of
 investments............     260,021      92,537     462,114     287,039      86,433    44,376
                          ----------  ----------  ----------  ----------  ----------  --------
Net Increase (Decrease)
 in net assets resulting
 from operations........     446,733     126,305     618,650     292,881     161,903    51,155
                          ----------  ----------  ----------  ----------  ----------  --------
From Unit Transactions:
Contributions...........   1,025,900   1,093,823   1,479,493   1,028,719     579,341   438,727
Withdrawals.............    (301,479)    (79,489)   (140,441)   (263,384)    (79,334)  (29,116)
Net Transfers...........     108,120    (152,309)   (173,641)  1,082,254      61,271   105,633
                          ----------  ----------  ----------  ----------  ----------  --------
Net Increase (Decrease)
 from unit transactions.     832,541     862,025   1,165,411   1,847,589     561,278   515,244
                          ----------  ----------  ----------  ----------  ----------  --------
Net Increase (Decrease)
 in Net Assets..........   1,279,274     988,330   1,784,061   2,140,470     723,181   566,399
Net Assets:
Beginning of Year.......   1,337,280     348,950   2,543,834     403,364     653,484    87,085
                          ----------  ----------  ----------  ----------  ----------  --------
End of Year.............  $2,616,554  $1,337,280  $4,327,895  $2,543,834  $1,376,665  $653,484
                          ==========  ==========  ==========  ==========  ==========  ========

   The accompanying notes are an integral part of these financial statements.

                                       XI

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

  Separate Account No. 2 of The American Life Insurance Company of New York ("Company") was established in conformity with New York Insurance Law and commenced operations on November 19, 1993 as a unit investment trust. On that date, the following American Life funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital Appreciation Fund (formerly the TCI Growth Fund), and Calvert Responsibly Invested Balanced Fund. The American Life funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolio of Scudder Variable Life Investment Fund ("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century") and a corresponding fund of Calvert Responsibly Invested Balanced Portfolio of Acacia Capital Corporation ("Calvert").

  On May 2, 1994 the Investment Company Aggressive Equity Fund became available as an investment alternative to Separate Account No. 2. Also, prior to May 2, 1994 the All America Fund was known as the Stock Fund and had a different objective and no sub-advisors.

  On May 1, 1995, Fidelity Investments' Equity-Income, Contrafund and Asset Manager Funds became available to Separate Account No. 2 as investment alternatives. The Fidelity Equity-Income Fund invests in the corresponding portfolio of Fidelity Variable Insurance Products Fund and the Contrafund and Asset Manager Funds invest in the corresponding portfolios of Fidelity Variable Insurance Products Fund II (collectively, "Fidelity").

  Separate Account No. 2 was formed by the Company to support the operations of the Company's group and individual variable accumulation annuity contracts ("Contracts"). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2's assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

  The significant accounting policies of Separate Account No. 2 are as follows:

  Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective Funds or Portfolios.

  Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

  Federal Income Taxes -- Separate Account No. 2 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code of 1986. No provision for income taxes is required in the accompanying financial statements.

2. INVESTMENTS

  The number of shares owned by Separate Account No. 2 and their respective net asset values (rounded to the nearest cent) per share at December 31, 1997 are as follows:

                                              NUMBER OF SHARES NET ASSET VALUE
                                              ---------------- ---------------
     Investment Company Funds:
      Money Market Fund......................      149,299          $1.18
      All America Fund.......................    2,289,046           2.71
      Equity Index Fund......................    2,700,582           2.08
      Bond Fund..............................      631,182           1.43
      Short-Term Bond Fund...................       28,308           1.02
      Mid-Term Bond Fund.....................       67,940           0.90
      Composite Fund.........................    1,728,994           1.62
      Aggressive Equity Fund.................    3,065,995           1.61

                                      XII

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                               NUMBER OF SHARES NET ASSET VALUE
                                               ---------------- ---------------
     Scudder Portfolios:
      Bond Portfolio..........................      14,198          $ 6.87
      Capital Growth Portfolio--Class "A".....     229,327           20.63
      International Portfolio--Class "A"......     106,351           14.11
     American Century VP Capital Appreciation
      Fund....................................      50,298            9.68
     Calvert Responsibly Invested Balanced
      Portfolio...............................     258,143            1.98
     Fidelity Portfolios:
      Equity-Income--"Initial" Class..........     108,193           24.28
      Contrafund--"Initial" Class.............     217,125           19.94
      Asset Manager--"Initial" Class..........      75,901           18.01

3. EXPENSES

  Administrative Charges -- In connection with its administrative functions, the Company deducts daily, at an annual rate of .40%, an amount from the value of the net assets of all funds except the VP Capital Appreciation Fund for which the annual rate is .20% and, effective in 1997, each Fidelity fund, for which the annual rate is .30%.

  In addition, a deduction of up to $2.00 may be made at the end of each month from a participant's account, except that such charge shall not exceed 1/12 of 1% of the balance in such account in any month.

  Distribution Expense Charge -- The Insurance Company will make a deduction daily from the value of the net assets of each fund, at an annual rate of
 .35%, to cover anticipated distribution expenses.

  Mortality and Expense Risk Charge -- The Company assumes the risk to make annuity payments in accordance with annuity tables provided in the Contracts regardless of how long a participant lives and also assumes certain expense risks associated with such annuity payments. For assuming the risk, the Company deducts daily, at an annual rate of .50%, an amount from the value of the net assets of each fund.

4. DIVIDENDS

  All dividend distributions are reinvested in additional shares of the respective funds or portfolios at net asset value. On December 30, 1997 a dividend was declared by the Investment Company to shareholders of record as of December 30, 1997 and was paid on December 31, 1997. Previous thereto, the Investment Company declared and paid a dividend distribution on September 15, 1997. The combined amount of these dividends was as follows:

     Money Market Fund................................................. $ 10,948
     All America Fund..................................................  760,232
     Equity Index Fund.................................................  116,246
     Bond Fund.........................................................   57,855
     Short-Term Bond Fund..............................................    1,815
     Mid-Term Bond Fund................................................    3,771
     Composite Fund....................................................  621,108
     Aggressive Equity Fund............................................  490,328

  On January 29, 1997, February 26, 1997, April 28, 1997, July 29, 1997 and
October 29, 1997, dividends were paid by the Scudder Bond Portfolio. The combined amount of the dividends was $3,541.

  On January 29, 1997, February 26, 1997, April 28, 1997, July 29, 1997 and
October 29, 1997, dividends were paid by the Scudder Capital Growth Portfolio. The combined amount of the dividends was $145,377.

  On February 26, 1997 a dividend was paid by the Scudder International Portfolio. The amount of the dividend was $17,852.

                                     XIII

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  On March 29, 1997 a dividend was paid by the American Century VP Capital Appreciation Fund. The amount of the dividend was $14,033.

  On December 31, 1997, a dividend was paid by the Calvert Responsibly Invested Portfolio. The amount of the dividend was $35,586.

  On February 7, 1997 a dividend was paid by the Fidelity Equity-Income Portfolio. The amount of the dividend was $147,393.

  On February 7, 1997, a dividend was paid by the Fidelity Contrafund Portfolio. The amount of the dividend was $87,685.

  On February 7, 1997, a dividend was paid by the Fidelity Asset Manager Portfolio. The amount of the dividend was $82,858.

5. FINANCIAL HIGHLIGHTS

  Shown below are financial highlights for a Unit outstanding throughout the year ended December 31, 1997 and each of the previous years or, if not in existence a full year, the initial period ended December 31:

                                                    INVESTMENT COMPANY
                          ----------------------------------------------------------------------
                                 MONEY MARKET FUND                   ALL AMERICA FUND
                          -------------------------------- -------------------------------------
                            1997     1996    1995    1994   1997    1996    1995    1994   1993
                          --------- ------- ------- ------ ------- ------- ------- ------ ------
Unit value, beginning of
 year/period............      $1.87   $1.80   $1.72  $1.68   $5.39   $4.52   $3.35  $3.36  $3.31
                          ========= ======= ======= ====== ======= ======= ======= ====== ======
Unit value, end of
 year/period............      $1.95   $1.87   $1.80  $1.72   $6.76   $5.39   $4.52  $3.35  $3.36
                          ========= ======= ======= ====== ======= ======= ======= ====== ======
Units outstanding, end
 of year/period.........     90,542  66,104  62,822 29,648 919,295 621,536 239,745 91,238     27
                          ========= ======= ======= ====== ======= ======= ======= ====== ======
                                                    INVESTMENT COMPANY
                          ----------------------------------------------------------------------
                                     EQUITY INDEX FUND                       BOND FUND
                          ---------------------------------------- -----------------------------
                            1997     1996    1995    1994   1993    1997    1996    1995   1994
                          --------- ------- ------- ------ ------- ------- ------- ------ ------
Unit value, beginning of
 year/period............      $1.72   $1.42   $1.05  $1.05   $1.04   $2.75   $2.69  $2.28  $2.39
                          ========= ======= ======= ====== ======= ======= ======= ====== ======
Unit value, end of
 year/period............      $2.26   $1.72   $1.42  $1.05   $1.05   $3.00   $2.75  $2.69  $2.28
                          ========= ======= ======= ====== ======= ======= ======= ====== ======
Units outstanding, end
 of year/period.........  2,496,288 858,298 333,578 35,717     185 301,512 328,371 65,503 23,434
                          ========= ======= ======= ====== ======= ======= ======= ====== ======

                                            INVESTMENT COMPANY
                           -----------------------------------------------------
                                  SHORT-TERM                  MID-TERM
                                   BOND FUND                  BOND FUND
                           ------------------------- ---------------------------
                            1997   1996  1995  1994   1997   1996    1995  1994
                           ------ ------ ----- ----- ------ ------- ------ -----
Unit value, beginning of
 year/period.............   $1.14  $1.10 $1.03 $1.03  $1.19   $1.16  $1.01 $1.06
                           ====== ====== ===== ===== ====== ======= ====== =====
Unit value, end of
 year/period.............   $1.19  $1.14 $1.10 $1.03  $1.26   $1.19  $1.16 $1.01
                           ====== ====== ===== ===== ====== ======= ====== =====
Units outstanding, end of
 year/period.............  24,344 17,798 5,302 3,639 49,001 260,862 18,581 3,694
                           ====== ====== ===== ===== ====== ======= ====== =====

                                                     INVESTMENT COMPANY
                          -------------------------------------------------------------------------
                                     COMPOSITE FUND                     AGGRESSIVE EQUITY FUND
                          ------------------------------------- ---------------------------------------
                           1997    1996    1995    1994   1993    1997      1996     1995    1994
                          ------- ------- ------- ------- ----- --------- --------- ------- -------
Unit value, beginning of
 year/period............    $3.75   $3.39   $2.82   $2.95 $2.93     $1.80     $1.43   $1.05   $1.00
                          ======= ======= ======= ======= ===== ========= ========= ======= =======
Unit value, end of
 year/period............    $4.36   $3.75   $3.39   $2.82 $2.95     $2.15     $1.80   $1.43   $1.05
                          ======= ======= ======= ======= ===== ========= ========= ======= =======
Units outstanding, end
 of year/period.........  643,537 456,304 281,905 131,650   322 2,289,562 1,386,311 599,553 106,710
                          ======= ======= ======= ======= ===== ========= ========= ======= =======

                                      XIV

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                         SCUDDER
                          ----------------------------------------------------------------------
                                      BOND FUND                      CAPITAL GROWTH FUND
                          ---------------------------------- -----------------------------------
                           1997   1996   1995   1994   1993   1997    1996   1995   1994   1993
                          ------ ------ ------ ------ ------ ------- ------ ------ ------ ------
Unit value, beginning of
 year/period............  $11.48 $11.30 $ 9.69 $10.32 $10.24  $22.11 $18.64 $14.67 $16.46 $16.10
                          ====== ====== ====== ====== ====== ======= ====== ====== ====== ======
Unit value, end of
 year/period............  $12.37 $11.48 $11.30 $ 9.69 $10.32  $29.64 $22.11 $18.64 $14.67 $16.46
                          ====== ====== ====== ====== ====== ======= ====== ====== ====== ======
Units outstanding, end
 of year/period.........   7,927  3,877  2,407    799    --  159,853 73,641 42,366 22,116     59
                          ====== ====== ====== ====== ====== ======= ====== ====== ====== ======

                                       SCUDDER                       AMERICAN CENTURY
                          ---------------------------------- ---------------------------------
                                  INTERNATIONAL FUND           VP CAPITAL APPRECIATION FUND
                          ---------------------------------- ---------------------------------
                           1997   1996   1995   1994   1993   1997   1996   1995   1994  1993
                          ------ ------ ------ ------ ------ ------ ------ ------ ------ -----
Unit value, beginning of
 year/period............  $13.43 $11.85 $10.80 $11.06 $10.36 $11.53 $12.18 $ 9.39  $9.61 $9.38
                          ====== ====== ====== ====== ====== ====== ====== ====== ====== =====
Unit value, end of
 year/period............  $14.46 $13.43 $11.85 $10.80 $11.06 $11.04 $11.53 $12.18  $9.39 $9.61
                          ====== ====== ====== ====== ====== ====== ====== ====== ====== =====
Units outstanding, end
 of year/period.........  78,166 70,139 29,549 52,296     38 44,293 67,688 56,618 13,116    20
                          ====== ====== ====== ====== ====== ====== ====== ====== ====== =====

                                        CALVERT                FIDELITY VIP
                             ----------------------------- --------------------
                               RESPONSIBLY INVESTED FUND    EQUITY-INCOME FUND
                             ----------------------------- --------------------
                              1997    1996    1995   1994   1997   1996   1995
                             ------- ------- ------ ------ ------ ------ ------
Unit value, beginning of
 year/period................   $2.23   $2.01  $1.57  $1.64 $21.93 $19.43 $16.30
                             ======= ======= ====== ====== ====== ====== ======
Unit value, end of
 year/period................   $2.65   $2.23  $2.01  $1.57 $27.77 $21.93 $19.43
                             ======= ======= ====== ====== ====== ====== ======
Units outstanding, end of
 year/period................ 194,166 100,573 45,392 18,308 94,213 60,979 17,958
                             ======= ======= ====== ====== ====== ====== ======

                                                  FIDELITY VIP II
                                    -------------------------------------------
                                         CONTRA FUND        ASSET MANAGER FUND
                                    ---------------------- --------------------
                                     1997    1996    1995   1997   1996   1995
                                    ------- ------- ------ ------ ------ ------
Unit value, beginning of
 year/period.......................  $16.59  $13.85 $11.43 $17.72 $15.66 $14.04
                                    ======= ======= ====== ====== ====== ======
Unit value, end of year/period.....  $20.36  $16.59 $13.85 $21.14 $17.72 $15.66
                                    ======= ======= ====== ====== ====== ======
Units outstanding, end of
 year/period....................... 212,606 153,360 29,132 65,125 36,872  5,561
                                    ======= ======= ====== ====== ====== ======

                                       XV

                   REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To The American Life Insurance Company of New York:

  We have audited the accompanying statement of assets and liabilities of American Life Separate Account No. 2 as of December 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Life Separate Account No. 2 as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

/s/ Arthur Andersen LLP

New York, New York
February 20, 1998

                                      XVI

                THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

           320 Park Avenue New York, New York 10022-6839 212-224-1700



            A subsidiary of Mutual of America Life Insurance Company
   Mutual of America Life Insurance Company is a Registered Broker-Dealer and Distributes the variable products of The American Life Insurance Company of New
                                      York